UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Gerald Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Frederick R. Bellamy, Esquire
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:	(503) 232-6960

Date of fiscal year end:	12/31/2006

Date of reporting period:	06/30/2006

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2006 through June 30, 2006 is filed herewith.

M FUND, INC.

Brandes International Equity Fund
Turner Core Growth Fund
Frontier Capital Appreciation Fund
Business Opportunity Value Fund

Semi-Annual Report
June 30, 2006

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2006

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—98.6%
	Bermuda—1.5%
203,083	Tyco International, Ltd.	$5,584,783
	Brazil—1.4%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	3,434,382
56,717	Contax Participacoes SA, ADR	50,314
1,117	Tele Norte Leste Participacoes SA, ADR	14,242
55,600	Telecomunicacoes Brasileiras SA, ADR	1,555,688
35,727	Vivo Participacoes SA, ADR	87,888
		5,142,514
	Canada—2.1%
973,929	Bombardier, Inc., Class B* †	2,717,738
2,205,805	Nortel Networks Corp.*	4,941,003
		7,658,741
	France—9.3%
636,600	Alcatel SA* †	8,072,556
88,910	Carrefour SA	5,209,884
9,390	Carrefour SA 144A²	550,228
45,739	Electricite de France	2,408,888
65,296	Electricite de France 144A²	3,438,877
365,900	France Telecom SA	7,862,541
26,000	France Telecom SA 144A²	558,694
59,949	Sanofi-Aventis	5,847,083
		33,948,751
	Germany—10.0%
156,000	DaimlerChrysler AG	7,703,394
660,300	Deutsche Telekom AG	10,618,294
28,900	Hypo Real Estate Holding	1,754,417
176,500	Infineon Technologies AG	1,965,150
332,800	Infineon Technologies AG 144A*²	3,705,393
22,800	Muenchener Rueckversicherungs, Gesellschaft AG	3,113,003
108,861	Volkswagen AG†	7,629,979
		36,489,630
	Italy—5.5%
629,780	Banca Intesa SpA	3,679,068
2,631,990	Telecom Italia Savings Shares	6,796,235
1,165,538	Telecom Italia SpA†	3,244,273
809,200	UniCredito Italiano SpA†	6,325,358
		20,044,934
	Japan—21.1%
53,000	Dai Nippon Printing Co., Ltd.	$819,051
280,538	Daiichi Sankyo Co., Ltd.	7,715,499
215,400	Fuji Photo Film Co., Ltd.	7,221,688
1,010,000	Hitachi, Ltd.	6,666,608
1,495	Japan Tobacco, Inc.	5,443,009
325	Millea Holdings, Inc. Tokyo	6,044,004
358	Mitsubishi UFJ Financial Group, Inc.	5,001,091
388,000	Mitsui Sumitomo Insurance Co., Ltd.	4,867,997
1,882	Nippon Telegraph & Telephone Corp.	9,218,160
15,200	Nippon Telegraph & Telephone Corp., ADR	371,944
67,800	Ono Pharmaceutical Co., Ltd.	3,297,210
27,400	Rohm Co., Ltd.	2,447,304
71,400	Sony Corp.	3,148,121
201,000	Taisho Pharmaceutical Co., Ltd.	3,939,800
121,100	Takeda Pharmaceutical Co., Ltd.	7,528,109
55,790	Takefuji Corp.	3,322,022
		77,051,617
	Mexico—1.0%
182,100	Telefonos de Mexico SA de CV, Class L, SP ADR†	3,793,143
	Netherlands—13.8%
265,971	ABN AMRO Holding NV	7,272,407
295,214	Aegon NV	5,045,464
158,900	Akzo Nobel NV	8,563,618
95,500	Heineken NV	4,046,874
915,966	Koninklijke Ahold NV*	7,950,271
411,200	STMicroelectronics NV	6,617,769
322,482	Unilever NV CVA	7,308,816
159,647	Wolters Kluwer NV	3,769,298
		50,574,517
	New Zealand—0.5%
680,035	Telecom Corp. of New Zealand, Ltd.	1,674,367
	Portugal—1.7%
507,708	Portugal Telecom SA	6,126,590
	Singapore—2.5%
360,736	DBS Group Holdings, Ltd.	4,123,999
143,105	Jardine Matheson Holdings, Ltd.	2,518,648
597,600	Overseas Chinese Banking Corp.	2,491,180
		9,133,827

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

		Value
Shares		(Note 1)
	South Korea—3.3%
260,000	Korea Electric Power Corp., SP ADR†	$4,929,600
115,900	KT Corp., SP ADR	2,486,055
17,000	LG Electronics, Inc.	1,030,303
152,777	SK Telecom Co., Ltd., ADR†	3,578,037
		12,023,995
	Spain—2.5%
159,973	Banco Santander Central Hispano SA	2,335,316
396,683	Telefonica SA	6,602,180
502	Telefonica SA, ADR	24,970
		8,962,466
	Switzerland—5.4%
40,200	Nestle SA, Registered	12,607,645
14,040	Swisscom AG	4,615,403
11,035	Zurich Financial Services AG* †	2,415,371
		19,638,419
	United Kingdom—16.9%
585,300	British Sky Broadcasting Group Plc	$6,204,684
1,785,473	BT Group Plc	7,896,105
744,800	Compass Group Plc	3,610,463
231,100	GlaxoSmithKline Plc	6,454,641
2,896,038	Invensys Plc	1,030,487
2,534,081	Invensys Plc 144A*²	901,694
2,488,400	ITV Plc	4,967,658
741,287	J Sainsbury Plc	4,583,426
858,138	Marks & Spencer Group Plc	9,311,142
335,275	Unilever Plc	7,536,027
2,567,701	Wm. Morrison Supermarkets Plc	9,231,489
		61,727,816
	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV), ADR	396,537
	TOTAL FOREIGN COMMON STOCKS (Cost $300,117,225)	359,972,647

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—7.5%
$1,983,000	Bank of America Corp. (Bank Note)††	5.270%	07/14/2006	$1,983,000
3,966,000	Credit Suisse First Boston Corporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $3,969,519 collaterized by various debt obligations with aggregate market value of $4,068,073.††	5.353%	07/03/2006	3,966,000
7,535,400	Goldman Sachs Group Incorporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $7,542,086 collaterized by various debt obligations with aggregate market value of $7,686,108.††	5.353%	07/03/2006	7,535,400
7,535,400	Merrill Lynch and Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $7,542,023 collaterized by various debt obligations with aggregate market value of $7,763,794.††	5.303%	07/03/2006	7,535,400
6,324,393	Morgan Stanley & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $6,330,015 collaterized by various debt obligations with aggregate market value of $6,450,881.††	5.363%	07/03/2006	6,324,393
	TOTAL SHORT-TERM INVESTMENTS—(Cost $27,344,193)			27,344,193
	TOTAL INVESTMENTS AT MARKET VALUE—106.1% (Cost $327,461,418)			387,316,840
	Other Liabilities in Excess of Assets—(6.1%)			(22,212,930)
	NET ASSETS—100.0%			$365,103,910

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                     Non-income producing security

†                     Denotes all or a portion of security on loan (Note 1).

²                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

At June 30, 2006, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Industry Sector	Assets
Diversified Telecommunication Services	20.2%
Pharmaceuticals	9.5%
Commercial Banks	8.6%
Food & Staples Retailing	7.5%
Food Products	7.5%
Insurance	5.9%
Automobiles	4.2%
Media	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Electric Utilities	3.9%
Communications Equipment	3.6%
Multiline Retail	2.6%
Chemicals	2.3%
Leisure Equipment & Products	2.0%
Electronic Equipment & Instruments	1.8%
Industrial Conglomerates	1.5%
Tobacco	1.5%
Household Durables	1.1%
Beverages	1.1%
Wireless Telecommunication Services	1.0%
Hotels Restaurants & Leisure	1.0%
Consumer Finance	0.9%
Aerospace & Defense	0.7%
Diversified Financial Services	0.7%
Machinery	0.5%
Thrifts & Mortgage Finance	0.5%
Commercial Services & Supplies	0.2%
Short-Term Investments	7.5%
106.1%

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2006

		Value
Shares		(Note 1)
	COMMON STOCKS—95.5%
	Advertising—0.9%
15,490	OMNICOM Group, Inc.	$1,380,004
	Aerospace & Defense—2.2%
26,690	Boeing Co.	2,186,178
12,210	Textron, Inc.	1,125,518
		3,311,696
	Automotive—0.9%
13,300	Toyota Motor Corp., SP ADR	1,391,047
	Banking—4.5%
53,830	American Express Co.	2,864,833
13,080	Kookmin Bank, SP ADR	1,086,425
39,840	Wells Fargo & Co.	2,672,467
		6,623,725
	Banks and Credit Companies—0.5%
27,630	Colonial Bancgroup, Inc.	709,538
	Beverages, Food & Tobacco—4.7%
66,950	Archer-Daniels-Midland Co.	2,763,696
9,930	Fomento Economico Mexicano SA de CV, SP ADR	831,340
56,870	Pepsico, Inc.	3,414,475
		7,009,511
	Building Materials—0.1%
1,040	Cemex SA de CV, SP ADR*	59,249
	Casinos/Gaming—0.9%
17,140	Las Vegas Sands Corp.*	1,334,520
	Chemicals—0.9%
15,740	Monsanto Co.	1,325,151
	Coal—1.9%
35,340	Consol Energy, Inc.	1,651,085
20,110	Peabody Energy Corp.	1,121,132
		2,772,217
	Commercial Services—1.3%
41,320	Celgene Corp.*	1,959,808
	Communication Services—0.7%
22,950	Leap Wireless International, Inc., W/I*	1,088,977
	Communications—1.6%
58,790	QUALCOMM, Inc.	2,355,715
	Computer Software—2.7%
9,630	Google, Inc., Class A*	$4,038,148
	Computer Software & Processing—1.2%
27,920	Salesforce.com, Inc.* †	744,347
31,910	Yahoo!, Inc.*	1,053,030
		1,797,377
	Computers & Information—7.4%
43,090	Apple Computer, Inc.*	2,461,301
174,430	Cisco Systems, Inc.*	3,406,618
57,940	Hewlett-Packard Co.	1,835,539
46,930	International Game Technology	1,780,524
40,030	Scientific Games Corp., Class A*	1,425,869
		10,909,851
	Cosmetics & Personal Care—2.1%
43,190	Avon Products, Inc.	1,338,890
29,180	Colgate-Palmolive Co.	1,747,882
		3,086,772
	Electrical Equipment—4.0%
177,854	General Electric Co.	5,862,068
	Electronics—3.0%
48,885	Broadcom Corp., Class A*	1,468,994
78,450	Intel Corp.	1,486,627
97,470	Micron Technology, Inc.*	1,467,898
		4,423,519
	Financial Institutions—0.0%
1	Hugoton Royalty Trust Royalty Trust†	30
	Financial Services—11.4%
163,850	Charles Schwab Corp. (The)	2,618,323
6,200	Chicago Mercantile Exchange, Inc.	3,045,130
21,310	Goldman Sachs Group, Inc.	3,205,663
76,990	Mellon Financial Corp.	2,650,766
67,240	T. Rowe Price Group, Inc.†	2,542,344
25,910	UBS AG	2,842,327
		16,904,553
	Food Retailers—2.3%
45,670	Starbucks Corp.*	1,724,499
26,790	Whole Foods Market, Inc.	1,731,706
		3,456,205

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

		Value
Shares		(Note 1)
	Health Care Providers—0.9%
17,970	Express Scripts, Inc.*	$1,289,168
	Heavy Machinery—3.4%
142,750	Applied Materials, Inc.	2,323,970
20,905	Joy Global, Inc.	1,088,941
24,260	National-Oilwell Varco, Inc.*	1,536,143
		4,949,054
	Insurance—1.8%
4,020	Berkley (W.R.) Corp.	137,203
50,080	Chubb Corp.	2,498,992
		2,636,195
	Machinery—1.1%
32,740	Cameron International Corp.* †	1,563,990
	Media—Broadcasting & Publishing—1.5%
68,630	Comcast Corp., Class A*	2,246,946
	Medical and Health Tech Services—1.3%
14,380	DaVita, Inc.*	714,686
31,910	Thermo Electron Corp.* †	1,156,418
		1,871,104
	Medical Supplies—0.8%
24,900	Roper Industries, Inc.	1,164,075
	Metals—2.7%
84,010	Corning, Inc.*	2,032,202
16,880	Precision Castparts Corp.	1,008,749
24,280	Tenaris SA-ADR	983,097
		4,024,048
	Oil & Gas—5.7%
21,230	BHP Billiton, Ltd., SP ADR	914,376
18,210	Occidental Petroleum Corp.	1,867,435
35,240	Valero Energy Corp.	2,344,165
36,390	Weatherford International, Ltd.*	1,805,672
34,193	XTO Energy, Inc.	1,513,724
		8,445,372
	Oil Services—3.7%
26,290	Astrazeneca Plc ADR	1,572,668
6,930	Henry Schein, Inc.*	323,839
24,480	Novartis AG-ADR	1,319,962
	Oil Services (Continued)
14,370	Questar Corp.	$1,156,641
19,380	Ultra Petroleum Corp.*	1,148,653
		5,521,763
	Pharmaceuticals—6.0%
15,250	Allergan, Inc.	1,635,715
20,310	Genentech, Inc.*	1,661,358
41,230	Gilead Sciences, Inc.*	2,439,167
69,490	Pfizer, Inc.	1,630,930
18,750	Roche Holding AG, SP ADR	1,546,684
		8,913,854
	Real Estate—1.3%
75,160	CB Richard Ellis Group, Inc., Class A*	1,871,484
	Restaurants—0.7%
19,630	Yum! Brands, Inc.	986,800
	Restaurants and Lodging—1.1%
27,940	Starwood Hotels & Resorts	1,685,900
	Retailers—0.8%
21,830	Best Buy Co., Inc.	1,197,157
	Telephone Systems—3.8%
34,400	Global Payments, Inc.	1,670,120
52,350	NII Holdings, Inc., Class B*	2,951,493
71,460	Time Warner Telecom, Inc., Class A* †	1,061,181
		5,682,794
	Textiles, Clothing & Fabrics—1.2%
59,780	Coach, Inc.*	1,787,422
	Transportation—1.5%
15,030	Burlington Northern Santa Fe Corp.	1,191,127
20,090	CH Robinson Worldwide, Inc.	1,070,797
		2,261,924
	Water Companies—1.0%
66,933	Aqua America, Inc.	1,525,403
	TOTAL COMMON STOCKS (Cost $127,011,087)	$141,424,134

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—4.2%
$458,410	Bank of America Corp. (Bank Note)††	5.270%	07/14/2006	$458,410
916,819	Credit Suisse First Boston Corporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $917,631 collaterized by various debt obligations with aggregate market value of $940,416.††	5.353%	07/03/2006	916,819
1,741,957	Goldman Sachs Group Incorporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $1,743,503 collaterized by various debt obligations with aggregate market value of $1,766,796.††	5.353%	07/03/2006	1,741,957
1,741,957	Merrill Lynch & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $1,743,488 collaterized by various debt obligations with aggregate market value of $1,794,754.††	5.303%	07/03/2006	1,741,957
1,462,008	Morgan Stanley & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $1,463,308 collaterized by various debt obligations with aggregate market value of $1,491,249.††	5.363%	07/03/2006	1,462,008
	TOTAL SHORT-TERM INVESTMENTS—(Cost $6,321,151)			6,321,151
	TOTAL INVESTMENTS AT MARKET VALUE—99.7% (Cost $133,332,238)			147,745,285
	Other Assets in Excess of Liabilities—0.3%			382,049
	NET ASSETS—100.0%			$148,127,334

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

WI—When Issued Security

*                  Non-income producing security

†                  Denotes all or a portion of security on loan (Note 1).

††            Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

At June 30, 2006, industry sector diversification of the Turner Core Growth Fund’s investments as percentage of net assets was as follows:

Sector Classifications	Percentage of Net Assets
Basic Materials	3.6%
Communications	8.6%
Consumer Cyclical	5.0%
Consumer Non-Cyclical	21.3%
Energy	11.3%
Financial	18.1%
Industrial	12.1%
Technology	14.3%
Utilities	1.0%
Short-Term Investments	4.3%
Total	99.7%

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2006

Shares		Value (Note 1)
	COMMON STOCKS—91.5%
	Aerospace & Defense—1.3%
33,050	Goodrich Corp.	$1,331,584
45,490	Orbital Sciences Corp.* †	734,208
		2,065,792
	Automotive—2.7%
27,500	Autoliv, Inc.	1,555,675
41,700	CarMax, Inc.* †	1,478,682
33,900	Navistar International Corp.*	834,279
9,000	Oshkosh Truck Corp.	427,680
		4,296,316
	Beverages, Food & Tobacco—0.4%
41,200	Hercules, Inc.*	628,712
	Business Services—1.3%
62,800	Cv Therapeutics Inc.* †	877,316
119,800	Harris Interactive, Inc.*	682,860
16,900	Providence Service Corp.*	460,187
		2,020,363
	Chemicals—1.0%
14,200	Cabot Microelectronics Corp.* †	430,402
61,700	Chemtura Corp.	576,278
9,400	FMC Corp.	605,266
		1,611,946
	Coal—0.5%
22,300	Massey Energy Co.	802,800
	Commercial Services—11.0%
35,000	AMN Healthcare Services, Inc.*	710,500
25,200	Clean Harbors, Inc.*	1,015,812
16,820	EGL, Inc.* †	844,364
25,340	Fluor Corp.	2,354,846
21,340	Jacobs Engineering Group, Inc.*	1,699,518
24,400	Lo-Jack Corp.*	460,184
27,900	Magellan Health Services, Inc.*	1,264,149
40,300	Omnicare, Inc.†	1,911,026
52,600	Omnicell, Inc.*	726,932
16,200	Portfolio Recovery Associates, Inc.* †	740,340
187,900	Regeneration Technologies, Inc.*	1,202,560
33,400	Republic Services, Inc.	1,347,356
15,240	Ritchie Bros. Auctioneers, Inc.	810,463
61,800	Sotheby’s Holdings, Inc., Class A*	1,622,250
41,300	TNS, Inc.*	854,497
		17,564,797
	Communications—5.3%
24,000	Andrew Corp.*	$212,640
39,820	Arris Group, Inc.*	522,438
26,542	Avid Technology, Inc.* †	884,645
83,800	C-COR, Inc.*	646,936
98,400	Harmonic, Inc.*	440,832
8,260	Harris Corp.	342,873
27,100	Itron, Inc.*	1,605,946
314,900	Mindspeed Technologies, Inc.*	758,909
23,200	Polycom, Inc.*	508,544
47,110	Powerwave Technologies, Inc.* †	429,643
87,800	Seachange International, Inc.* †	611,088
296,920	Sonus Networks, Inc.* †	1,469,754
		8,434,248
	Computer Software—1.9%
64,200	Amdocs, Ltd.*	2,349,720
33,700	Manhattan Associates, Inc.*	683,773
		3,033,493
	Computer Software & Processing—4.9%
79,400	BEA Systems, Inc.*	1,039,346
25,460	CheckFree Corp.* †	1,261,798
24,800	Cognex Corp.	645,544
73,100	Eclipsys Corp.*	1,327,496
31,800	Electronics for Imaging, Inc.* †	663,984
39,000	Gerber Scientific, Inc.*	507,390
32,070	Perot Systems Corp., Class A*	464,374
42,300	SafeNet, Inc.* †	749,556
15,700	Synopsys, Inc.*	294,689
26,700	WebEx Communications, Inc.* †	948,918
		7,903,095
	Computers & Information—2.7%
26,550	Diebold, Inc.†	1,078,461
17,900	Global Imaging Systems, Inc.*	738,912
29,900	Komag, Inc.* †	1,380,782
55,200	Western Digital Corp.*	1,093,512
		4,291,667
	Containers & Packaging—2.2%
182,300	Crown Holdings, Inc.*	2,838,411
26,900	Pactiv Corp.* †	665,775
		3,504,186
	Electric Utilities—0.4%
54,700	Citizens Communications Co.	713,835

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Shares		Value (Note 1)
	Electrical Equipment—0.6%
11,200	Energy Conversion Devices, Inc.*	$408,016
106,600	GrafTech International, Ltd.*	618,280
		1,026,296
	Electronics—14.0%
74,500	Actel Corp.*	1,069,075
11,144	Agere Systems, Inc.*	163,817
37,190	Anaren, Inc.*	762,023
34,000	ATMI, Inc.* †	837,080
29,800	Cree, Inc.* †	708,048
42,250	Cypress Semiconductor Corp.* †	614,315
46,600	Fairchild Semiconductor International, Inc.* †	846,722
9,900	Harman International Industries, Inc.	845,163
15,200	Hutchinson Technology, Inc.*	328,776
73,520	Integrated Device Technology, Inc.*	1,042,514
22,300	Intersil Corp., Class A	518,475
102,500	MEMC Electronic Materials, Inc.*	3,843,750
34,160	Mercury Computer Systems, Inc.*	525,722
43,000	Microsemi Corp.* †	1,048,340
56,240	National Semiconductor Corp.	1,341,324
118,600	PMC-Sierra, Inc.*	1,114,840
40,900	Power-One, Inc.*	269,940
41,200	RF Micro Devices, Inc.*	245,964
21,100	Rogers Corp.*	1,188,774
66,900	Sanmina-Sci Corp.*	307,740
20,000	Semtech Corp.*	289,000
14,600	Silicon Laboratories, Inc.* †	513,190
17,800	SiRF Technology Holdings, Inc.* †	573,516
172,970	Skyworks Solutions, Inc.*	953,065
28,300	Teradyne, Inc.* †	394,219
21,785	Trimble Navigation, Ltd.*	972,482
175,100	Vitesse Semiconductor Corp.* †	252,144
34,485	Zoran Corp.*	839,365
		22,409,383
	Entertainment & Leisure—1.2%
65,100	Macrovision Corp.*	1,400,952
20,700	NetFlix, Inc.* †	563,247
		1,964,199
	Environmental—0.3%
154,900	Bennett Environmental, Inc.*	443,014
	Financial Services—1.6%
56,470	E*Trade Financial Corp.*	$1,288,645
48,200	MarketAxess Holdings, Inc.* †	530,682
39,600	Waddell & Reed Financial, Inc., Class A	814,176
		2,633,503
	Forest Products & Paper—1.2%
32,200	Bowater, Inc.	732,550
34,000	Longview Fibre Co.	649,060
50,420	Smurfit-Stone Container Corp.*	551,595
		1,933,205
	Health Care Providers—3.2%
13,800	Apria Healthcare Group, Inc.*	260,820
56,000	Cross Country Healthcare, Inc.*	1,018,640
19,340	Express Scripts, Inc.*	1,387,452
34,050	Matria Healthcare, Inc.* †	729,351
11,200	Pediatrix Medical Group, Inc.*	507,360
23,600	Radiation Therapy Services, Inc.* †	635,076
52,800	VistaCare, Inc., Class A* †	638,880
		5,177,579
	Heavy Machinery—4.0%
87,620	Chicago Bridge & Iron Co., NV	2,116,023
23,000	Intermec, Inc.* †	527,620
41,800	Kaydon Corp.	1,559,558
21,800	National-Oilwell Varco, Inc.*	1,380,376
27,600	Pall Corp.	772,800
		6,356,377
	Home Construction, Furnishings & Appliances—0.7%
55,400	Digital Theater Systems, Inc.*	1,079,192
	Insurance—0.4%
36,100	Montpelier Re Holdings, Ltd.	624,169
	Medical and Health Products—0.4%
92,700	Alphatec Holdings Inc.* †	582,156
	Medical and Health Tech Services—2.0%
17,600	DaVita, Inc.*	874,720
75,900	Genomic Health, Inc.*	893,343
26,500	ICON Plc, ADR*	1,465,450
		3,233,513

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Shares		Value (Note 1)
	Medical Supplies—3.7%
103,800	Cyberonics, Inc.* †	$2,213,016
56,400	Dexcom, Inc.* †	765,912
37,800	Intralase Corp.* †	632,772
8,460	Millipore Corp.* †	532,895
35,980	STERIS Corp.	822,503
46,700	Wright Medical Group, Inc.* †	977,431
		5,944,529
	Medical & Bio-Technology—1.0%
45,300	Pharmaceutical Product Development, Inc.	1,590,936
	Metals—2.7%
43,900	Brush Engineered Materials*	915,315
93,900	Couer D’alene Mines Corp.*	451,659
87,200	Hecla Mining Co.*	457,800
18,800	Maverick Tube Corp.* †	1,187,972
24,500	RTI International Metals, Inc.*	1,368,080
		4,380,826
	Mining—0.7%
21,100	Freeport-McMoran Copper & Gold, Inc., Class B	1,169,151
	Oil & Gas—6.3%
30,300	Core Laboratories NV*	1,849,512
17,811	ENSCO International, Inc.	819,662
9,700	GlobalSantaFe Corp.	560,175
35,200	InterOil Corp.* †	668,800
17,580	Noble Corp.	1,308,304
168,060	Talisman Energy, Inc.	2,937,689
11,600	Transocean, Inc.*	931,712
16,280	Western Gas Resources, Inc.	974,358
		10,050,212
	Pharmaceuticals—2.0%
31,444	Charles River Laboratories International, Inc.*	1,157,139
24,100	Connetics Corp.* †	283,416
56,200	Momenta Pharmaceuticals Inc.* †	714,302
	Pharmaceuticals (Continued)
34,580	Parexel International Corp.*	$997,633
		3,152,490
	Restaurants—0.7%
16,400	Cheesecake Factory (The)*	441,980
46,000	Triarc Cos., Class B	718,980
		1,160,960
	Retailers—1.9%
60,840	Dollar Tree Stores, Inc.*	1,612,260
38,770	Insight Enterprises, Inc.*	738,568
63,300	ValueVision Media, Inc., Class A*	698,199
		3,049,027
	Semiconductors—0.4%
11,900	Lam Research Corp.*	554,778
	Supermarkets—0.5%
12,000	Panera Bread Co.*	806,880
	Telephone Systems—0.7%
20,900	NII Holdings, Inc., Class B*	1,178,342
	Textiles, Clothing & Fabrics—2.0%
9,600	Albany International Corp., Class A	406,944
94,510	Delta & Pine Land Co.	2,778,594
		3,185,538
	Transportation—3.7%
33,600	Kansas City Southern* †	930,720
45,600	Kirby Corp.*	1,801,200
38,100	Landstar System, Inc.†	1,799,463
10,400	Sabre Holdings Corp.	228,800
38,360	Swift Transportation Co., Inc.*	1,218,314
		5,978,497
	TOTAL COMMON STOCKS (Cost $108,601,869)	146,536,002

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Shares		Expiration Date	Value (Note 1)
	RIGHTS—0.0%
9,800	Veritas Software Corp., Rights (Cost $0)	N/A	0

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—20.4%
$2,369,185	Bank of America Corp. (Bank Note)††	5.270%	07/14/2006	$2,369,185
4,738,370	Credit Suisse First Boston Corporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $4,742,574 collaterized by various debt obligations with aggregate market value of $4,860,321.††	5.353%	07/03/2006	4,738,370
9,002,903	Goldman Sachs Group Incorporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $9,070,891 collaterized by various debt obligations with aggregate market value of $9,182,961.††	5.353%	07/03/2006	9,002,903
9,002,903	Merrill Lynch & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $9,010,816 collaterized by various debt obligations with aggregate market value of $9,275,776.††	5.303%	07/03/2006	9,002,903
7,556,054	Morgan Stanley & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $7,562,771 collaterized by various debt obligations with aggregate market value of $7,707,176.††	5.363%	07/03/2006	7,556,054
	TOTAL SHORT-TERM INVESTMENTS—(Cost $32,669,415)			32,669,415
	TOTAL INVESTMENTS AT MARKET VALUE—111.9% (Cost $141,271,284)			179,205,417
	Other Liabilities in Excess of Assets—(11.9%)			(19,061,363)
	NET ASSETS—100.0%			$160,144,054

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

*                     Non-income producing security

†                     Denotes all or a portion of security on loan (Note 1).

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

At June 30, 2006, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Sector Classifications	Percentage of Net Assets
Basic Materials	4.4%
Communications	6.0%
Consumer Cyclical	9.0%
Consumer Non-Cyclical	25.7%
Energy	6.8%
Financial	2.0%
Industrial	13.3%
Technology	23.9%
Utilities	0.4%
Short-Term Investments	20.4%
Total	111.9%

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2006

Shares		Value (Note 1)
	COMMON STOCKS—97.2%
	Aerospace & Defense—8.3%
23,150	Boeing Co.	$1,896,216
21,200	General Dynamics	1,387,752
17,000	Textron, Inc.	1,567,060
		4,851,028
	Banking—5.2%
33,890	Bank of America Corp.	1,630,109
46,150	U.S. Bancorp	1,425,112
		3,055,221
	Casinos/Gaming—5.0%
19,000	Harrah’s Entertainment, Inc.	1,352,420
38,900	MGM Mirage, Inc.* †	1,587,120
		2,939,540
	Communication Services—2.3%
8,900	Liberty Capital, Series A* ●	745,553
32,900	Liberty Interactive, Series A* ■	567,854
		1,313,407
	Computer Software & Processing—1.7%
21,913	First Data Corp.	986,962
	Computers & Information—3.2%
59,100	Hewlett-Packard Co.	1,872,288
	Financial Services—18.9%
38,750	Citigroup, Inc.	1,869,300
37,500	Countrywide Financial Corp.	1,428,000
10,000	Freddie Mac	570,100
35,050	JP Morgan Chase & Co.	1,472,100
11,700	Legg Mason, Inc.	1,164,384
15,000	Lehman Brothers Holdings, Inc.	977,250
24,800	Merrill Lynch & Co.	1,725,088
16,400	UBS AG	1,799,080
		11,005,302
	Heavy Machinery—2.1%
19,400	National-Oilwell Varco, Inc.*	1,228,408
	Home Construction, Furnishings & Appliances—1.1%
8,100	Johnson Controls, Inc.	665,982
	Insurance—4.4%
17,900	American International Group, Inc.	$1,056,995
34,200	UnitedHealth Group, Inc.	1,531,476
		2,588,471
	Machinery—2.1%
28,800	American Standard Cos., Inc.†	1,246,176
	Medical-HMO—2.5%
20,350	WellPoint, Inc.*	1,480,869
	Medical Supplies—9.4%
57,000	Agilent Technologies, Inc.*	1,798,920
30,650	Baxter International, Inc.	1,126,694
80,200	Boston Scientific Corp.*	1,350,568
25,400	Medtronic, Inc.	1,191,768
		5,467,950
	Metals—3.5%
58,200	Corning, Inc.*	1,407,858
10,300	Precision Castparts Corp.	615,528
		2,023,386
	Oil & Gas—8.6%
23,200	BHP Billiton, Ltd., SP ADR	999,224
12,350	ChevronTexaco Corp.	766,441
18,200	Devon Energy Corp.	1,099,462
12,500	EOG Resources, Inc.†	866,750
16,000	Transocean, Inc.* †	1,285,120
		5,016,997
	Pharmaceuticals—9.3%
34,600	Amgen, Inc.*	2,256,958
40,585	Biogen Idec, Inc.*	1,880,303
21,100	Genzyme Corp.*	1,288,155
		5,425,416
	Restaurants—2.5%
43,050	McDonald’s Corp.	1,446,480
	Telephone Systems—7.1%
26,450	Alltel Corp.	1,688,304
36,700	America Movil SA de CV, Class L, ADR	1,220,642
42,600	China Mobile, Ltd., SP ADR	1,218,786
		4,127,732
	TOTAL COMMON STOCKS (Cost $54,512,951)	56,741,615

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—4.5%
$189,406	Bank of America Corp. (Bank Note)††	5.270%	07/14/2006	$189,406
378,811	Credit Suisse First Boston Corporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $379,147 collaterized by various debt obligations with aggregate market value of $388,560.††	5.353%	07/03/2006	378,811
719,740	Goldman Sachs Group Incorporation Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $720,379 collaterized by various debt obligations with aggregate market value of $734,135.††	5.353%	07/03/2006	719,740
719,740	Merrill Lynch & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $720,373 collaterized by various debt obligations with aggregate market value of $741,555.††	5.303%	07/03/2006	719,740
604,071	Morgan Stanley & Company Repurchase Agreement dated June 30, 2006 due July 3, 2006 with a maturity amount of $604,608 collaterized by various debt obligations with aggregate market value of $616,153.††	5.363%	07/03/2006	604,071
	TOTAL SHORT-TERM INVESTMENTS—(Cost $2,611,768)			2,611,768
	TOTAL INVESTMENTS AT MARKET VALUE—101.7% (Cost $57,124,719)			59,353,383
	Other Liabilities in Excess of Assets—(1.7%)			(998,853)
	NET ASSETS—100.0%			$58,354,530

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                     Non-income producing security

●                   Each share of Liberty Media Corporation Series A common stock was exchanged for .05 of a share of Liberty Capital Series A common stock.

■                   Each share of Liberty Media Corporation Series A common stock was exchanged for .25 of a share of Liberty Interactive Series A common stock.

†                     Denotes all or a portion of security on loan (Note 1).

††               Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2006

At June 30, 2006, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Sector Classifications	Percentage of Net Assets
Basic Materials	3.5%
Communications	9.4%
Consumer Cyclical	6.1%
Consumer Non-Cyclical	23.7%
Energy	8.6%
Financial	28.5%
Industrial	12.5%
Technology	4.9%
Short-Term Investments	4.5%
Total	101.7%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2006

	Brandes		Frontier Capital	Business
	International	Turner Core	Appreciation	Opportunity
	Equity Fund	Growth Fund	Fund	Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Portfolio of Investments	$387,316,840	$147,745,285	$179,205,417	$59,353,383
Cash	6,340,529	2,289,793	13,763,164	1,531,784
Cash denominated in foreign currencies***	258,979	—	—	—
Receivable from:
Securities sold	—	9,449,813	—	479,078
Capital stock subscriptions	224,711	35,444	115,277	49,349
Dividends and interest	781,453	142,218	397,223	58,784
Unrealized appreciation on forward foreign currency contracts (Note 1)	11,774	—	—	—
Prepaid expenses	26,414	11,178	11,936	4,576
Total assets	394,960,700	159,673,731	193,493,017	61,476,954
Liabilities:
Payable for:
Securities purchased	1,783,231	4,987,984	265,045	389,559
Capital stock redemptions	23,640	24,834	7,623	5,161
Investment adviser, net (Note 2)	619,238	169,509	365,898	84,045
Collateral for securities loaned (Note 1)	27,344,193	6,321,151	32,669,415	2,611,768
Accrued expenses and other liabilities	86,488	42,919	40,982	31,891
Total liabilities	29,856,790	11,546,397	33,348,963	3,122,424
Net assets	$365,103,910	$148,127,334	$160,144,054	$58,354,530
Net assets consist of:
Paid-in capital	$283,026,281	$133,234,854	$111,497,352	$55,076,456
Undistributed net investment income (distributions in excess of net investment income)	4,766,937	657,150	(24,373)	168,693
Accumulated net realized gain (loss) on investments, foreign currency transactions and net other assets	17,447,213	(177,717)	10,736,942	880,717
Net unrealized appreciation on investments, and net other assets	59,863,479	14,413,047	37,934,133	2,228,664
Net assets	$365,103,910	$148,127,334	$160,144,054	$58,354,530
Shares outstanding	19,499,313	8,789,801	6,478,690	5,102,244
Net asset value, offering price and redemption price per share	$18.72	$16.85	$24.72	$11.44
* Cost of investments	$327,461,418	$133,332,238	$141,271,284	$57,124,719
** Includes securities on loan with market values of	$25,818,443	$6,091,198	$31,318,676	$2,540,080
*** Cost of cash denominated in foreign currencies	$247,205	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2006

	Brandes		Frontier Capital	Business
	International	Turner Core	Appreciation	Opportunity
	Equity Fund	Growth Fund	Fund	Value Fund
Investment income:
Interest*	$309,148	$38,277	$271,479	$49,917
Dividends**	6,044,565	1,101,690	570,907	371,202
Total investment income	6,353,713	1,139,967	842,386	421,119
Expenses:
Investment advisory fee (Note 2)	1,197,675	336,469	723,554	181,832
Custody, fund accounting, transfer agent and administration fees	266,452	88,585	82,391	55,914
Professional fees	34,477	20,658	20,468	15,804
Shareholder reporting	16,042	9,262	10,841	6,446
Directors’ fees and expenses	38,440	16,500	17,625	6,425
Other	27,395	11,343	11,863	5,136
Total expenses	1,580,481	482,817	866,742	271,557
Less: Expenses reimbursable by the adviser (Note 2)	—	—	—	(19,131)
Net operating expenses	1,580,481	482,817	866,742	252,426
Net investment income (loss)	4,773,232	657,150	(24,356)	168,693
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	18,080,707	6,499,927	11,720,063	1,251,236
Foreign currency transactions	389	—	(70)	—
Net realized gain	18,081,096	6,499,927	11,719,993	1,251,236
Net change in unrealized appreciation (depreciation) on:
Investments	10,554,983	(4,997,867)	933,184	(1,482,708)
Foreign currency and net other assets	10,454	—	(16)	—
Net change in unrealized appreciation (depreciation)	10,565,437	(4,997,867)	933,168	(1,482,708)
Net realized and unrealized gain (loss)	28,646,533	1,502,060	12,653,161	(231,472)
Net increase (decrease) in net assets resulting from operations	$33,419,765	$2,159,210	$12,628,805	$(62,779)
* Net of securities lending of:	$203,386	$6,409	$65,317	$3,494
** Net of foreign taxes withheld of:	$750,229	$10,074	$3,513	$3,490

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International		Turner Core
	Equity Fund		Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,773,232	$4,217,613	$657,150	$544,950
Net realized gain on investments and foreign currency transactions	18,081,096	23,922,284	6,499,927	13,815,755
Net change in unrealized appreciation (depreciation) on investments and foreign currency and other assets	10,565,437	3,783,872	(4,997,867)	1,790,517
Net increase in net assets resulting from operations	33,419,765	31,923,769	2,159,210	16,151,222
Distributions to shareholders:
From net investment income	(3,309)	(4,384,562)	—	(561,206)
From net realized capital gains	(10,352,596)	(17,559,614)	—	—
Total distributions to shareholders	(10,355,905)	(21,944,176)	—	(561,206)
Fund share transactions (Note 4):
Proceeds from shares sold	32,435,426	97,202,582	17,153,684	44,728,185
Net asset value of shares issued on reinvestment of distributions	10,355,906	21,944,176	—	561,206
Cost of shares repurchased	(24,693,544)	(79,940,581)	(13,354,202)	(36,281,157)
Net increase in net assets resulting from Fund share transactions	18,097,788	39,206,177	3,799,482	9,008,234
Total change in net assets	41,161,648	49,185,770	5,958,692	24,598,250
Net assets:
Beginning of period	323,942,262	274,756,492	142,168,642	117,570,392
End of period*	$365,103,910	$323,942,262	$148,127,334	$142,168,642
* Including undistributed net investment income (distributions in excess of net investment income) of:	$4,766,937	$(2,986)	$657,150	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Frontier Capital		Business Opportunity
	Appreciation Fund		Value Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(24,356)	$(798,429)	$168,693	$297,513
Net realized gain on investments	11,719,993	18,941,423	1,251,236	5,985,689
Net change in unrealized appreciation (depreciation) on investments and other assets	933,168	(610,937)	(1,482,708)	(1,548,749)
Net increase (decrease) in net assets resulting from operations	12,628,805	17,532,057	(62,779)	4,734,453
Distributions to shareholders:
From net investment income	—	—	—	(312,137)
From net realized capital gains	(1,076,479)	(10,965,723)	(3,000,303)	(4,247,058)
Total distributions to shareholders	(1,076,479)	(10,965,723)	(3,000,303)	(4,559,195)
Fund share transactions (Note 4):
Proceeds from shares sold	20,082,734	39,936,384	8,066,555	34,154,574
Net asset value of shares issued on reinvestment of distributions	1,076,479	10,965,723	3,000,303	4,559,195
Cost of shares repurchased	(19,919,859)	(80,207,978)	(2,088,831)	(23,132,949)
Net increase (decrease) in net assets resulting from Fund share transactions	1,239,354	(29,305,871)	8,978,027	15,580,820
Total change in net assets	12,791,680	(22,739,537)	5,914,945	15,756,078
Net assets:
Beginning of period	147,352,374	170,091,911	52,439,585	36,683,507
End of period*	$160,144,054	$147,352,374	$58,354,530	$52,439,585
* Including undistributed net investment income (distributions in excess of net investment income) of:	$(24,373)	$(17)	$168,693	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Brandes International Equity Fund
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended June 30, 2006		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$17.52		$17.00	$14.56	$9.97	$12.37	$14.95
Income from investment operations:
Net investment income	0.24		0.24	0.19	0.12	0.14	0.18
Net realized and unrealized gain (loss) on investments	1.51		1.52	3.30	4.60	(2.04)	(2.09)
Total from investment operations	1.75		1.76	3.49	4.72	(1.90)	(1.91)
Less distributions to shareholders:
From net investment income	—	†	(0.25)	(0.18)	(0.13)	(0.14)	(0.17)
From net realized capital gains	(0.55)		(0.99)	(0.87)	—	(0.36)	(0.43)
In excess of net realized capital gains	—		—	—	—	—	(0.07)
Total distributions	(0.55)		(1.24)	(1.05)	(0.13)	(0.50)	(0.67)
Net asset value, end of period	$18.72		$17.52	$17.00	$14.56	$9.97	$12.37
Total Return	10.13	%*	10.55%	24.00%	47.43%	(15.30)%	(12.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$365,104		$323,942	$274,756	$186,238	$121,293	$122,906
Net expenses to average daily net assets	0.90	%**	0.92%	0.92%	0.97%	0.97%	1.01%
Net investment income to average daily net assets	2.71	%**	1.42%	1.40%	1.15%	1.34%	1.56%
Portfolio turnover rate	12	%*	27%	27%	26%	23%	20%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	1.02%
Net investment income	N/A		N/A	N/A	N/A	N/A	1.55%

*                      Not annualized.

**                 Annualized for periods less than one year.

†                     Rounds to less then $0.01

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Turner Core Growth Fund
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended June 30, 2006		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$16.60		$14.63	$13.19	$9.82	$13.40	$17.56
Income from investment operations:
Net investment income	0.07		0.06	0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.18		1.98	1.44	3.37	(3.58)	(4.16)
Total from investment operations	0.25		2.04	1.48	3.40	(3.55)	(4.14)
Less distributions to shareholders:
From net investment income	—		(0.07)	(0.04)	(0.03)	(0.03)	(0.02)
Total distributions	—		(0.07)	(0.04)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$16.85		$16.60	$14.63	$13.19	$9.82	$13.40
Total Return	1.51	%*	13.92%	11.19%	34.58%	(26.52)%	(23.60)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,127		$142,169	$117,570	$96,241	$66,980	$60,322
Net expenses to average daily net assets	0.65	%**	0.68%	0.66%	0.70%	0.70%	0.70%
Net investment income to average daily net assets	0.88	%**	0.45%	0.28%	0.25%	0.29%	0.12%
Portfolio turnover rate	71	%*	149%	158%	168%	279%	337%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income (loss) to average net assets would have been:
Expenses	N/A		N/A	N/A	0.72%	0.75%	0.90%
Net investment income (loss)	N/A		N/A	N/A	0.23%	0.24%	(0.08)%

*                     Not Annualized.

**               Annualized for the periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Frontier Capital Appreciation Fund
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended June 30, 2006		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$22.95		$21.56	$19.72	$12.65	$16.93	$17.25
Income from investment operations:
Net investment loss	—		(0.12)	(0.09)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.94		3.39	1.93	7.16	(4.18)	(0.10)
Total from investment operations	1.94		3.27	1.84	7.07	(4.28)	(0.17)
Less distributions to shareholders:
From net realized capital gains	(0.17)		—	—	—	—	—
In excess of net realized capital gains	—		(1.88)	—	—	—	(0.15)
Total distributions	(0.17)		(1.88)	—	—	—	(0.15)
Net asset value, end of period	$24.72		$22.95	$21.56	$19.72	$12.65	$16.93
Total Return	8.50	%*	15.13%	9.33%	55.89%	(25.28)%	(1.00)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,144		$147,352	$170,092	$136,225	$72,688	$85,210
Net expenses to average daily net assets	1.08	%**	1.11%	1.09%	1.11%	1.13%	1.15%
Net investment loss to average daily net assets	(0.03	)%**	(0.55)%	(0.49)%	(0.63)%	(0.70)%	(0.48)%
Portfolio turnover rate	16	%*	29%	44%	39%	33%	30%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income	N/A		N/A	N/A	N/A	N/A	N/A

*           Not annualized.

**         Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Business Opportunity Value Fund
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	Ended June 30,		December 31,	December 31,	December 31,	December 31,
	2006		2005	2004	2003	2002(a)
	(Unaudited)
Net asset value, beginning of period	$12.06		$12.23	$10.09	$7.83	$10.00
Income from investment operations:
Net investment income	0.03		0.08	0.06	0.06	0.05
Net realized and unrealized gain (loss) on investments	(0.03)		0.87	2.22	2.26	(2.17)
Total from investment operations	—		0.95	2.28	2.32	(2.12)
Less distributions to shareholders:
From net investment income	—		(0.08)	(0.06)	(0.06)	(0.05)
From net realized capital gains	(0.62)		(1.04)	(0.08)	—	—
Total distributions	(0.62)		(1.12)	(0.14)	(0.06)	(0.05)
Net asset value, end of period	$11.44		$12.06	$12.23	$10.09	$7.83
Total Return	0.15	%*	7.81%	22.60%	29.65%	(21.20	)%*
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,355		$52,440	$36,684	$19,182	$10,779
Net expenses to average daily net assets	0.89	%**	0.90%	0.90%	0.90%	0.90	%**
Net investment income to average daily net assets	0.60	%**	0.57%	0.78%	0.81%	0.71	%**
Portfolio turnover rate	56	%*	111%	85%	67%	75	%*
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income (loss) to average net assets would have been:
Expenses	0.96	%**	1.01%	1.27%	1.53%	1.90	%**
Net investment income (loss)	0.67	%**	0.68%	0.41%	0.18%	(0.29	)%**

(a)              Fund commenced operations on February 1, 2002.

*                     Not annualized.

**               Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2006, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance contracts offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Holdings Incorporated (“M Financial Group”). Shares of the Company may also be sold to qualified pension and retirement plans. In addition, at June 30, 2006, shares of the Company were offered to separate accounts funding variable annuity and variable life insurance contracts issued John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING—Security Life of Denver, Lincoln National Life, and New York Life and Annuity Corp.

Brandes International Equity Fund’s investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks of mainly U.S. companies that show strong earnings potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500. Business Opportunity Value Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1.   Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors (the “Board” or “Directors”). Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in M Financial Investment Adviser, Inc.’s (“MFIA” or the “Advisor”) opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds’ Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Foreign Currency

The Funds may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund’s and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Forward Foreign Currency Contracts

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2006, Brandes International Equity Fund had the following open forward foreign currency contract.

		Settlement		Market	Unrealized
Type	Currency	Date	$U.S. Value	Value	Appreciation
Purchase	GBP	07/03/06	908,461	896,687	11,774

GBP                    British Pound Sterling

Futures Contracts

Brandes International Equity Fund may invest in futures. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. The Brandes International Equity Fund may enter into futures transactions only as a hedge against the risk of unexpected changes in the value of securities held or intended to be held by the Fund. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of the futures contracts compared to the underlying hedged assets. The loss from investing in futures that are unhedged or uncovered is potentially unlimited. The Funds enter into futures contracts only on exchanges or boards of trade where the exchange

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

or board of trade acts as the counter party to the transaction. Thus, credit risk on such transactions is limited to the failure of the exchange or board of trade.

Upon entering into a futures contract, the Fund is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker’s margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” the contract on a daily basis to reflect the value of the contract’s settlement price at the end of each day’s trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

During the six months ended June 30, 2006, Brandes International Equity Fund engaged in no futures trading activity.

Options Contracts

Brandes International Equity Fund may purchase or write options. A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. The liability related to such options is also eliminated when this occurs. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

greater than premium received. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

During the six months ended June 30, 2006, Brandes International Equity Fund did not trade options contracts.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds by the Company.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the Funds. The loans are collateralized at all times with cash or securities with a value at least equal to the value plus accrued interest of the securities on loan. When a fund lends securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of the borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear the risk of the loss with the respect to the investment of cash collateral. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.   Significant Accounting Policies (Continued)

At June 30, 2006, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of
	Loaned Securities	Collateral Value
Brandes International Equity Fund	$25,818,443	$27,344,193
Turner Core Growth Fund	6,091,198	6,321,151
Frontier Capital Appreciation Fund	31,318,676	32,669,415
Business Opportunity Value Fund	2,540,080	2,611,768

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

2.   Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. The Advisory Agreement provides for the Funds to pay the Adviser a fee at an annual rate of the value of each Fund’s average daily net assets as follows:

Fund	Total Advisory Fees
Brandes International Equity Fund	1.10% of the 1st $10 million
0.95% of the next $10 million
0.75% of the next $30 million
0.65% on amounts above $50 million
Turner Core Growth Fund	0.45%
Frontier Capital Appreciation Fund	0.90%
Business Opportunity Value Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% of the next $100 million
0.50% on amounts above $200 million

For the period from May 1, 2006 to April 30, 2007, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund’s annualized daily average net assets.

Prior to May 1, 2006, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund’s annualized daily average net assets.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day to day portfolio management for the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund, respectively.

The Adviser has retained the services of Sub-Advisers to provide the day-to-day portfolio management for the Funds. As compensation for their services, each Sub-Adviser receives a fee (paid by the Adviser) based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
Brandes International Equity Fund	0.95% on the first $10 million
0.80% on the next $10 million
0.60% on the next $30 million
0.50% on the amounts above $50 million
Turner Core Growth Fund	0.30%
Frontier Capital Appreciation Fund	0.75%
Business Opportunity Value Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the next $100 million
0.35% on the amounts above $200 million

M Holdings Securities, Inc. acts as distributor (the “Distributor”) for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for these services.

No officer, director or employee of the Adviser or Sub-Advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $10,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses. Effective March 4, 2005, the directors and officers fees increased to $20,000 annual retainer with a $1,500 per meeting attended with an additional $1,500 per Audit Committee meeting attended. The Chairman and Audit Committee Chair receives an additional $10,000 annually.

BOARD OF DIRECTORS—CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Directors of M Fund, Inc. (“Company”) meets on a quarterly basis to review the ongoing operations of the Company and the Funds, and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the “Advisory Agreement”) between the Company and M Financial Investment Advisers, Inc. (the “Adviser”), and (2) the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) between the Adviser, on behalf of the Brandes International Equity Fund, Frontier Capital Appreciation Fund, Turner Core Growth Fund and Business Opportunity Value Fund, and Brandes Investment Partners (“Brandes”),

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

Frontier Capital Management (“Frontier”), Turner Investment Partners (“Turner”) and Iridian Asset Management (“Iridian”), respectively (each a “Sub-Adviser” and collectively the “Sub-Advisers”). The independent directors meet with the entire board as well as separately in executive session.

At a meeting held on March 2, 2006, the Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At those meetings, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser’s and each Sub-Adviser’s regulatory compliance history; (3) the investment performance of the Funds; (4) advisory fees payable to the Adviser; (5) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers and their respective affiliates from their relationship with the Fund; (6) the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect potential economies of scale for the benefit of investors; (7) the operating expenses of the Company; and (8) the Adviser’s and each Sub-Adviser’s choice of brokers and dealers for portfolio transactions and the cost of such transactions.

The Board utilizes the services of Strategic Capital Investment Advisers, Inc. (“Strategic Capital”) to help choose and evaluate the Company’s Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) Asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

In its relationship with the Company, Strategic Capital has developed asset allocation models that are specific to the Company’s Funds and that incorporate carrier sub-account options. Based upon this criteria, Strategic Capital provides the Board with monthly and quarterly performance evaluation and investment monitoring services at both the Fund level and at the Sub-Adviser level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser’s investment philosophy, process, capabilities, resources and product offerings.

Below is a discussion of the information considered by the Board, as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 2, 2006 meeting.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board noted that under the Advisory Agreement, the Adviser is responsible for (1) providing (or arranging for the provision of) overall business management and administrative services necessary for the Company’s operations, (2) overseeing the Sub-Advisers and recommending to the Board their hiring, termination and replacement, (3) supervising the various other service providers to the Company, including the custodian, transfer agent, administration agent and accounting services agent, (4) ensuring the Company’s compliance with applicable legal requirements, and (5) ensuring that the Funds’ investment objectives, policies and restrictions are followed. The Board noted that under the Sub-Advisory Agreements, the Sub-Advisers are responsible for managing the portfolio investments of the Funds according to the Funds’ applicable investment goals and strategies.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be high.

The Board also reviewed the personnel responsible for providing advisory and sub-advisory services to the Funds and concluded, based on their experience and interaction with the Adviser and Sub-Advisers, that: (i) the Adviser and Sub-Advisers were able to retain quality portfolio managers and other personnel; (ii) the Adviser and Sub-Advisers exhibited a high level of diligence and attention to detail in carrying out their advisory responsibilities under the Investment Advisory Agreement and Investment Sub-Advisory Agreements; (iii) the Adviser and Sub-Adviser were responsive to requests of the Board; and (iv) the Adviser and Sub-Adviser had kept the Board apprised of developments relating to the Funds and the industry in general.

THE ADVISER’S AND EACH SUB-ADVISER’S REGULATORY COMPLIANCE HISTORY

The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company’s Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

THE INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER AND EACH SUB-ADVISER

The Board reviewed the investment performance of the Funds for the one, three, five year (except Business Opportunity Value Fund) and since inception periods ended December 31, 2005, as well as recent monthly returns. The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. However, the Board noted that the Adviser has the

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

responsibility in managing the relationship with each Sub-Adviser and making decisions about when to recommend a change in sub-adviser. The Board concluded that the Adviser is adequately managing each sub-advisory relationship, and concluded that the performance of each Fund was adequate.

Brandes International Equity Fund

For the periods ended December 31, 2005, the return for the Fund was 10.55%, 26.43%, 8.35% and 10.50% over the one, three and five year periods and since inception, respectively. For the three and five year periods and since inception, the Fund exceeded its benchmark, the MSCI EAFE Index, which returned 13.54%, 23.69%, 4.55% and 5.82%, respectively, over those periods. The Board considered whether the size of Brandes (Brandes has over $42 billion in assets under management) has hindered or will hinder its performance. The Board noted that although it has closed to new business, Brandes’ assets under management may continue to grow through appreciation and contributions from current clients. In Strategic Capital’s evaluation, Brandes’ asset size has not hindered its performance to date but that growth will present challenges in the future. The Board noted that the Adviser is reviewing potential new sub-advisers.

Frontier Capital Appreciation

For the periods ended December 31, 2005, the return for the Fund was 15.13%, 25.19%, 7.74% and 13.81% over the one, three and five year periods and since inception, respectively. For the one and three year periods and since inception, the Fund exceeded its benchmark, the Russell 2500 Stock Index, which returned 8.09%, 22.99%, 9.14% and 11.53%, respectively, over those periods.

Turner Core Growth Fund

For the periods ended December 31, 2005, the return for the Fund was 13.92%, 19.46%, (0.88%) and 9.45% over the one, three and five year periods and since inception, respectively. For each period and since inception, the Fund exceeded its benchmark, the Russell 1000 Index, which returned 5.27%, 13.24%, (3.58%) and 6.73%, respectively, over those periods.

Business Opportunity Value Fund

For the period ended December 31, 2005, the return for the Fund was 7.81%, 19.67%, and 7.97% over the one and three year periods and since inception, respectively. For the one and three year periods, the Fund exceeded its benchmark, the Russell 1000 Value Index, which returned 7.06%, 17.49% and 8.58%, respectively, over those periods.

ADVISORY FEES PAYABLE TO THE ADVISER

The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in its respective peer groups. The Board also considered comparative total fund expenses of the Funds and the respective peer groups. The Board used this fee information and total expense data as a guide to help

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

assess the reasonableness of each Fund’s advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets.

THE COSTS OF THE SERVICES TO BE PROVIDED AND THE PROFITS TO BE REALIZED BY THE ADVISER AND SUB-ADVISERS AND THEIR RESPECTIVE AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND

The Adviser

The Board, including the independent directors, reviewed information provided by the Adviser with respect to the costs of services provided by the Adviser and the estimated profit or loss to the Adviser in providing such services. The information was provided on a Fund-by-Fund basis and an overall Company basis. Significant consideration was also given to the fact that the Adviser has contractually agreed to reimburse each Fund for certain expenses to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets. The Board concluded that the portion of the management fee retained by the Adviser was fair and reasonable given its responsibilities and efforts in managing each Sub-Advisory relationship.

The Sub-Advisers

The Board considered the sub-advisory fees payable to each Sub-Adviser in relation to the profitability to the Sub-Adviser in managing the portfolio investments of the respective Fund. The Board reviewed Manager Questionnaires completed by the Sub-Advisers, as well as audited financial statements of the Sub-Advisers, which described the financial condition and profitability of the Sub-Adviser in performing the services under its Sub-Advisory Agreement. With respect to each Sub-Adviser, the Board concluded that the sub-advisory fee payable to the Sub-Adviser was fair and reasonable given its responsibilities and efforts in managing the portfolio investments of its respective Fund.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER INVESTORS ARE BENEFITED BY SUCH ARRANGEMENTS

With respect to the Board’s consideration of economies of scale, the Board discussed with the Adviser whether, as asset levels increase, economies of scale would be realized by investors in the Funds.

Brandes International Equity Fund

The Board noted that as assets in the Fund increase, the fee rate paid to Brandes decreases. Specifically, if average net assets in the Fund exceed $10 million, the management fee paid by the Fund will decrease from 1.10% to 0.95% of average net assets. If average net assets in the Fund exceed $20 million, the management fee paid by the Fund will decrease from 0.95% to 0.75% of average net assets. If average net

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.75% to 0.65% of average net assets. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

Frontier Capital Appreciation Fund

The Board noted that while Frontier is not paid on a decrimental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

Turner Core Growth Fund

The Board noted that while Turner is not paid on a decrimental basis, as assets in the Fund increase, shareholders benefit by spreading fixed operating costs over a larger asset base. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

Business Opportunity Value Fund

The Board noted that as assets in the Fund increase, the fee rate paid to Iridian decreases. Specifically, if average net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65% to 0.60% of average net assets. If average net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average net assets. If average net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board concluded that as the Fund grows, this economy of scale benefits shareholders of the Fund.

THE OPERATING EXPENSES OF THE COMPANY

The Board reviewed the operating expenses of the Funds. The Board considered that the Adviser has contractually agreed to reimburse each Fund for certain expenses to the extent that such expenses exceed 0.25% of the Fund’s annualized average daily net assets. The Board noted that the Business Opportunity Value Fund has not yet reached a level where subsidies are no longer required. Further, the Board noted that the remaining Funds have achieved economies of scale sufficient to make such subsidies unnecessary. The Board determined that the Adviser’s contractual obligation to limit operating expenses is in the best interests of shareholders. Moreover, the Board noted that as assets grow, fixed operating costs are spread over a larger asset base and operating expenses should continue to decrease, benefiting shareholders.

THE ADVISER’S AND EACH SUB-ADVISER’S CHOICE OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST OF SUCH TRANSACTIONS.

The Board considered brokerage arrangements between each Fund and its Sub-Adviser. The Company’s Chief Compliance Officer monitors compliance with each Sub-Adviser’s written policies and procedures for fair trading practices. Brokerage fees are reviewed for reasonableness and reports are provided each

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

quarter to the Board regarding each Sub-Adviser’s compliance with restricted trading practices. Each Sub-Adviser has certified that it will not purchase or sell portfolio securities between itself and M Holdings Securities, Inc. Quarterly, the Board is presented with reports of each Sub-Adviser’s soft-dollar commission practices, as well as information on the types of research and services obtained in connection with soft dollar commissions. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

CONCLUSIONS

Having requested and received such information from the Adviser and Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements, at the March 2, 2006 meeting, the Board, including the independent directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements through February 28, 2007, and further approved the compensation payable to the Adviser by the Company and the compensation payable to the Sub-Advisers by the Adviser with respect to each Fund as set forth in the Advisory Agreement and respective Sub-Advisory Agreement.

The foregoing discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and its committees. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. The approval determinations were made on the basis of each director’s business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

3.   Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2006, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
Brandes International Equity Fund	$58,527,215	$44,045,061
Turner Core Growth Fund	107,182,224	107,606,224
Frontier Capital Appreciation Fund	23,514,021	26,188,572
Business Opportunity Value Fund	37,156,406	30,118,875

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.   Tax Basis Unrealized Appreciation (Depreciation)

At June 30, 2006, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$327,461,418	$69,786,725	$(9,931,303)	$59,855,422
Turner Core Growth Fund	133,332,238	17,443,923	(3,030,876)	14,413,047
Frontier Capital Appreciation Fund	141,271,284	45,156,232	(7,222,099)	37,934,133
Business Opportunity Value Fund	57,124,719	3,166,539	(937,875)	2,228,664

5.   Common Stock

The Funds are authorized to issue and has classified 400,000,000 shares of common stock with a $0.001 par value. At June 30, 2006, authorized shares were allocated to each Portfolio as follows:

Portfolio	Authorized Shares
Brandes International Equity Fund	100,000,000
Turner Core Growth Fund	100,000,000
Frontier Capital Appreciation Fund	100,000,000
Business Opportunity Value Fund	100,000,000

Changes in the capital shares outstanding were as follows:

	Brandes International
	Equity Fund		Turner Core Growth Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
Shares sold	1,755,507	5,787,569	992,936	2,927,331
Shares repurchased	(1,325,247)	(4,725,762)	(767,897)	(2,433,319)
Distributions reinvested	580,163	1,268,408	—	33,509
Net increase	1,010,423	2,330,215	225,039	527,521
Fund Shares:
Beginning of period	18,488,890	16,158,675	8,564,762	8,037,241
End of period	19,499,313	18,488,890	8,789,801	8,564,762

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   Common Stock (Continued)

	Frontier Capital		Business Opportunity
	Appreciation Fund		Value Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(unaudited)	2005	(unaudited)	2005
Shares sold	797,471	1,816,999	655,893	2,801,793
Shares repurchased	(786,033)	(3,760,307)	(170,921)	(1,828,875)
Distributions reinvested	45,556	474,706	269,085	376,238
Net increase	56,994	(1,468,602)	754,057	1,349,156
Fund Shares:
Beginning of period	6,421,696	7,890,298	4,348,187	2,999,031
End of period	6,478,690	6,421,696	5,102,244	4,348,187

6.   Financial Instruments

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

7.   Investments in Foreign Markets

At June 30, 2006, a portion of the Brandes International Equity Fund’s net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are generally subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

8.   Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts which are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2006, M Financial Holdings Inc., M Life Insurance Co., John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., ING- Security Life of Denver Insurance Co., Pruco Life Insurance Co. of Arizona, Lincoln National Life Insurance Co. and New York Life and Annuity Corp., through their separate accounts, the separate accounts of insurance company subsidiaries and direct ownership of seed money shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of Funds in which their separate accounts hold more than 25% of the shares of such Funds.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.   Beneficial Interest (Continued)

At June 30, 2006 the ownership of each Fund was as follows:

	Percentage of Ownership
			John Hancock
	M Financial	M Life	Variable Life	Pacific Life
	Holdings Inc.	Insurance Co.	Insurance Co.	Insurance Co.
Brandes International Equity Fund	—	1.6%	42.7%	47.6%
Turner Core Growth Fund	3.3%	3.1%	40.6%	30.9%
Frontier Capital Appreciation Fund	—	2.5%	49.6%	40.7%
Business Opportunity Value Fund	5.6%	5.8%	36.5%	43.8%

	Percentage of Ownership
	ING-Security	Pruco Life	Lincoln	New York
	Life of	Insurance Co.	National Life	Life and
	Denver	Of Arizona	Insurance Co.	Annuity Corp.
Brandes International Equity Fund	5.5%	1.2%	1.1%	0.3%
Turner Core Growth Fund	2.6%	18.2%	1.0%	0.3%
Frontier Capital Appreciation Fund	5.2%	0.7%	1.2%	0.2%
Business Opportunity Value Fund	5.4%	0.9%	1.2%	0.8%

9.   Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

10.   Director’s and Officer’s Tables (Unaudited)

Interested Director:*

Name, Address, and D.O.B.	Term of Office ** and Length of Time Served	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Peter W. Mullin* Mullin Consulting Inc. 2029 Century Park East 37th floor Los Angeles, CA 90067	Indefinite Ten Years	Director	Chairman, Mullin MullinTBG, (insurance agency services, LLC).	4	Avery Dennison Mrs. Fields Original Cookies, Inc., West Coast Mellon Bank.

*                    Peter W. Mullin, a Director of the Company, owns or controls 27.61% of M Financial Group, which controls the Adviser.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.   Director’s and Officer’s Tables (Unaudited) (Continued)

The Directors who are not “Interested Persons” of the Company for purposes of the 1940 Act are listed below together with their respective positions with the Company and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Company:

Name, Address, and D.O.B.	Term of Office ** and Length of Time Served	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gerald Bidwell 320 SW Sixth Ave. Portland, OR 97204 (Born: 6/6/42)	Indefinite Ten Years	Director	Retired. Through 2003, President and Chief Executive Officer, Bidwell & Co. (discount brokerage firm).	4	N/A
Neil E. Goldschmidt P.O. Box 9 Dundee, OR 97115 (Born: 6/16/40)	Indefinite Ten Years	Director	Retired. Through 2004, President, Neil Goldschmidt, Inc. (law firm).	4	N/A
Philip W. Halpern 375 East 57th St. Chicago, IL 60637 (Born: 7/19/54)	Indefinite Two Years	Director and Chairman of the Board	Vice President and Chief Investment Officer, The University of Chicago, from July 21, 1998 to 2004.	4	Blake Morrow Inc.; Dow Jones Hedge Fund Institutional Benchmark Committee; LC Capital Management; RREEF America REIT II, Inc.; SunTx Capital Partners; Tellus, LP
W. Dana Northcut 140 South Dearborn St. Suite 1500 Chicago, IL 60603 (Born: 2/29/56)	Indefinite Two Years	Director	Principal, Chicago Partners; Adjunct Associate Professor of Accounting, Graduate School of Business, University of Chicago.	4	N/A

**             Each Director serves for an indefinite term in accordance with the current by-laws of the Company until the date a Director resigns, retires or is removed by the Board of Directors or shareholders in accordance with the Articles of Incorporation of the Company.

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.   Director’s and Officer’s Tables (Unaudited) (Continued)

The Officers of the Company are listed below together with their respective positions with the Company and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Company:

Name and D.O.B	Term of Office	Length of Time Served	Position(s) Held with the Company	Principal Occupation(s) During Past 5 Years
Gerald J. Graves* (Born 12/21/61)	One Year	Since 3/2/06	President

Senior VP of M Financial Group, President of M Fund, Inc., M Financial Investment Advisers, Inc. and M Financial Asset Management Inc., Senior Vice President and Chief Operating Officer of Schwab Institutional, Managing Partner of Leap Partners, LLC

David W. Schutt* (Born: 7/4/55)	One Year	Ten Years	Secretary and Treasurer	Secretary of M Life and Director of Finance for M Financial Group.
JoNell Hermanson* (Born: 7/25/59)	One Year	Two Years	Chief Compliance Officer	Vice President of Sales and Support and Marketing Officer for M Financial Investment Advisers, Inc., Director of Product Development and Sales Support for M Financial Group, 1993-2003.

*                    “Interested Person” of the Company for purposes of the 1940 Act. Mr. Graves serves as President of the Company, the Adviser and M Financial Asset Management Inc., and Senior Vice President of M Financial Group. Mr. Schutt serves as Secretary and Treasurer of the Adviser and Secretary of M Holdings Securities, Inc. Ms. Hermanson serves as Chief Compliance Officer of the Adviser. The address of Messrs. Graves and Schutt and Ms. Hermanson is M Fund, Inc., M Financial Center, 1125 NW Couch Street, Portland, Oregon 97209.

Messrs. Bidwell, Goldschmidt, Halpern and Northcut are members of the Audit and Nominating Committees of the Boards. Mr. Northcut is Chairman of the Audit Committee. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee include overseeing the accounting and financial reporting processes of the Funds and the audits of the Funds’ financial statements. Accordingly, the Committee assists the Board in its oversight of (i) the integrity of the Funds’ financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Funds’ internal audit function and independent accountants. The Company’s Nominating Committee, among other things, nominates persons to fill vacancies on the Board. The Nominating Committee does not have a procedure to consider nominees for the position of Director recommended by shareholders. The Audit and Nominating Committees were established by the Board at a

M Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.   Director’s and Officer’s Tables (Unaudited) (Continued)

meeting held on February 10, 2004. During the past calendar year, the Audit Committee met two times and the Nominating Committee met once.

There is no family relationship between any of the Directors or Officers listed above.

Supplemental Information (Unaudited)

The Statement of Additional Information includes additional information about the Fund’s directors and is available, without charge, upon request, by calling 1-888-736-2878.

Quarterly Form N-Q Portfolio Schedule

Each portfolio will file its complete schedule with the Security and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Q will be available on the Company’s website at www.mfin.com and on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record for the most recent twelve-month period ending June 30, 2006 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on the SEC’s website at http://www.sec.gov.

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

M Fund, Inc.
HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges, as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period* (January 1 to June 30, 2006)
Brandes International Equity Fund
Actual	$1,000.00	$1,101.30	$4.69
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.69
Turner Core Growth Fund
Actual	1,000.00	1,015.10	$3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.57	3.26
Frontier Capital Appreciation Fund
Actual	1,000.00	1,085.00	$5.58
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.41
Business Opportunity Value Fund
Actual	1,000.00	1,001.50	$4.73
Hypothetical (5% return before expenses)	1,000.00	1,020.53	4.81

*                    Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant (1) on Form N-CSR is recorded, processed, summarized and reported within the required time periods, and (2) in the reports that the Registrant files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Gerald Graves
Gerald Graves President/Principal Executive Officer

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerald Graves
Gerald Graves President/Principal Executive Officer

Date:

By:	/s/ David W. Schutt
David W. Schutt Treasurer/Principal Financial and Accounting Officer

Date: